Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
4.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of:

	March 31,	December 31,
	2026	2025
Liability under D&O insurance premium financing	$417,774	$—
Consulting and professional fees	297,604	635,678
Compensation	690	13,272
Other	31,470	31,832
	$747,538	$680,782

5.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of:

	December 31,
	2025	2024
Consulting and professional fees	$635,678	$184,252
Compensation	13,272	—
Research and development	—	11,981
Other	31,832	7,372
	$680,782	$203,605